Intangible Assets - Summary of Goodwill by Segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	£ 7,366	£ 7,224
Scientific, Technical & Medical [member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	1,683	1,669
Risk [member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	3,675	3,546
Legal [member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	1,406	1,395
Exhibitions [member]
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	£ 602	£ 614